Derivative Instruments (Outstanding Derivative Instruments With Off-Balance-Sheet Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	$ 255,322	$ 196,987
Asset Fair Value	7,952	10,621
Liability Fair Value	8,052	11,068
Interest Rate Contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	107,878
Foreign Currency Contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	4,778
Equity Market Contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	142,653
Commodity [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	13
Cash Flow Hedges [Member] | Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	5,760	5,988
Asset Fair Value	647	381
Liability Fair Value	250	62
Derivative investments [Member] | Interest Rate Contracts [Member] | Non-Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	105,977	82,786
Asset Fair Value	709	897
Liability Fair Value	935	176
Derivative investments [Member] | Foreign Currency Contracts [Member] | Non-Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	395	487
Asset Fair Value	27	7
Liability Fair Value	2	2
Derivative investments [Member] | Equity Market Contracts [Member] | Non-Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	142,653	107,151
Asset Fair Value	5,135	8,490
Liability Fair Value	2,035	3,909
Derivative investments [Member] | Commodity [Member] | Non-Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	13
Asset Fair Value	14
Liability Fair Value	3
Derivative investments [Member] | Credit Contracts [Member] | Non-Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts		49
Derivative investments [Member] | LPR Ceded Derivative [Member] | Non-Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Asset Fair Value	212	318
Derivative investments [Member] | Reinsurance Related [Member]
Outstanding derivative instruments with off-balance-sheet risks
Asset Fair Value	681
Liability Fair Value		578
Derivative investments [Member] | Indexed Annuity And IUL Contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Asset Fair Value	525	528
Liability Fair Value	4,783	6,131
Derivative investments [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	1,377	2,009
Asset Fair Value	4	98
Liability Fair Value	232	11
Derivative investments [Member] | Cash Flow Hedges [Member] | Foreign Currency Contracts [Member] | Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	4,383	3,979
Asset Fair Value	643	283
Liability Fair Value	18	51
Derivative investments [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Qualifying Hedges [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	524	526
Asset Fair Value	2
Liability Fair Value	$ 44	$ 210